Consolidated Statement of Stockholders' Equity (Parenthetical)	Jun. 30, 2017 $ / shares
Stock price per share	$ 0.1125
Stock price per unit	0.1125
Common Stock [Member]
Stock price per share	0.125
Stock price per unit	10.00
Founders [Member]
Stock price per share	$ 0.0084